Lease obligation	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease obligation
	December 31,	December 31,
	2019	2018
Aircraft	$1,680,103	$-
Office Building	1,669,953	-
Printer	13,573	-
Office equipment	42,515	85,118
	3,406,144	85,118
Current Portion of lease obligations	(736,408)	(42,603)
Long-term lease obligations	2,669,736	42,515

Maturity of lease liabilities:
2020	$1,057,776
2021	1,018,789
2022	587,536
2023	367,185
2024	367,185
After 2024	799,333
Total lease payments	4,197,804
Less imputed lease payments	(791,660)
Total discounted lease payments	3,406,144
Current portion of lease obligations	(736,408)
Non-current portion of lease obligations	2,669,736

Leases entered into for the use of an asset are classified as either operating or finance, which is determined at contract inception. Upon commencement of the lease, a ROU asset and corresponding lease liability are recognized on the Consolidated Balance Sheet for all operating and finance leases. NXT has elected the short-term lease exemption, which does not require a ROU asset or lease liability to be recognized on the Consolidated Balance Sheet when the lease term is 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

Upon commencement of the lease, ROU assets are measured at the initial measurement of the lease liability adjusted for any lease payments made before commencement date of the lease, less any lease incentives received and include any initial direct costs incurred. Lease liabilities are initially measured at the present value of future minimum lease payments over the lease term. The discount rate used to determine the present value is the rate implicit in the lease unless that rate cannot be determined, in which case NXT’s incremental borrowing rate is used.

Operating lease ROU assets and liabilities are subsequently measured at the present value of the lease payments not yet paid and discounted at the initial discount rate at commencement of the lease, less any impairments to the ROU asset. Operating lease expense and revenue from any subleases are recognized in the Consolidated Statement of Income (Loss) and Comprehensive Income (Loss) on a straight line basis over the lease term. Finance lease ROU assets are amortized over the estimated useful life of the asset if the lessee is reasonably certain to exercise a purchase option or ownership of the leased asset transfers at the end of the lease term, otherwise the leased assets are amortized over the lease term. Operating leases include office building, aircraft and printer. Finance leases include office equipment. Currently there are no subleases.

NXT’s lease contracts include rights to extend leases after the initial term. Rights to extend or terminate a lease are included in the lease term when there is reasonable certainty the right will be exercised. Factors used to assess reasonable certainty of rights to extend or terminate a lease include current and forecasted survey plans, anticipated changes in strategies, historical practice in extending similar contracts and current market conditions.